SCHEDULE OF CONVERTIBLE NOTES PAYABLES (Details) (Parenthetical) - USD ($)																			3 Months Ended	9 Months Ended
	Aug. 07, 2023	Jul. 28, 2023	Jul. 24, 2023	Jul. 20, 2023	Jul. 17, 2023	Jul. 07, 2023	Jun. 13, 2023	May 12, 2023	Apr. 26, 2023	Apr. 18, 2023	Apr. 17, 2023	Mar. 14, 2023	Feb. 16, 2023	Feb. 14, 2023	Nov. 22, 2022	Oct. 31, 2022	Jul. 17, 2022	Jul. 05, 2022	Apr. 06, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 16, 2023
Short-Term Debt [Line Items]
Debt instrument face amount					$ 1,944,000
Evergreen Capital Management LLC [Member]
Short-Term Debt [Line Items]
Debt instrument repaid principal					0
Evergreen 2023 Notes [Member]
Short-Term Debt [Line Items]
Debt instrument repaid principal					0
GS Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																		$ 36,000
Debt instrument, annual interest rate, effective percentage																		12.00%
Debt instrument, maturity date range, start																		Jul. 05, 2023
Debt instrument repaid principal																		$ 0
Debt instrument, issuance date																		Jul. 05, 2022
Chambers Note [Member]
Short-Term Debt [Line Items]
Debt instrument repaid principal					0
Eleven 11 LLC [Member]
Short-Term Debt [Line Items]
Debt instrument repaid principal					0
Cavalry Fund ILP [Member]
Short-Term Debt [Line Items]
Debt instrument repaid principal					0
Keystone Capital Partners [Member]
Short-Term Debt [Line Items]
Debt instrument repaid principal					0
Seven Knots LLC [Member]
Short-Term Debt [Line Items]
Debt instrument repaid principal					0
Sikka Note [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Debt instrument repaid principal					$ 0
20% Senior Secured Promissory Note [Member] | Evergreen Capital Management LLC [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage																20.00%
Debt instrument face amount																$ 48,000
Debt instrument, annual interest rate, effective percentage																10.00%
Debt instrument, maturity date range, start																Jul. 21, 2023
Debt instrument convertible stock price																75.00%
Equity securities total																$ 1,000,000
20% Senior Secured Promissory Note [Member] | Evergreen 2023 Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage																			20.00%
Debt instrument, annual interest rate, effective percentage																			10.00%
Debt instrument, maturity date range, start																			Dec. 31, 2023
Debt instrument convertible stock price																			90.00%
Debt instrument, maturity date range, end																			Apr. 30, 2024
Debt instrument, convertible, conversion price																			$ 0.015
20% Senior Secured Promissory Note [Member] | Evergreen 2023 Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																			$ 12,000
20% Senior Secured Promissory Note [Member] | Evergreen 2023 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																			$ 480,000
20% Senior Secured Promissory Note [Member] | Chambers Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage													20.00%
Debt instrument face amount													$ 60,000
Debt instrument, annual interest rate, effective percentage													10.00%
Debt instrument, maturity date range, start													Feb. 28, 2024
Debt instrument convertible stock price													90.00%
Debt instrument, convertible, conversion price													$ 0.015
20% Senior Secured Promissory Note [Member] | Eleven 11 LLC [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage												20.00%		20.00%
Debt instrument, annual interest rate, effective percentage												10.00%		10.00%
Debt instrument, maturity date range, start												Feb. 14, 2024		Feb. 14, 2024
Debt instrument convertible stock price												90.00%		90.00%
Debt instrument, maturity date range, end												Feb. 28, 2024		Feb. 28, 2024
Debt instrument, convertible, conversion price												$ 0.015		$ 0.015
20% Senior Secured Promissory Note [Member] | Eleven 11 LLC [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount												$ 54,000		$ 54,000
20% Senior Secured Promissory Note [Member] | Eleven 11 LLC [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount												$ 60,000		$ 60,000
20% Senior Secured Promissory Note [Member] | Cavalry Fund ILP [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage									20.00%
Debt instrument, annual interest rate, effective percentage									10.00%
Debt instrument, maturity date range, start									Feb. 28, 2024
Debt instrument convertible stock price									90.00%
Debt instrument, maturity date range, end									Apr. 30, 2024
Debt instrument, convertible, conversion price									$ 0.015
20% Senior Secured Promissory Note [Member] | Cavalry Fund ILP [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount									$ 108,000
20% Senior Secured Promissory Note [Member] | Cavalry Fund ILP [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount									$ 120,000
20% Senior Secured Promissory Note [Member] | Keystone Capital Partners [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage										20.00%
Debt instrument, annual interest rate, effective percentage										10.00%
Debt instrument, maturity date range, start										Feb. 28, 2024
Debt instrument convertible stock price										90.00%
Debt instrument, maturity date range, end										Apr. 17, 2024
Debt instrument, convertible, conversion price										$ 0.015
20% Senior Secured Promissory Note [Member] | Keystone Capital Partners [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount										$ 30,000
20% Senior Secured Promissory Note [Member] | Keystone Capital Partners [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount										$ 90,000
20% Senior Secured Promissory Note [Member] | Diagonal Lending LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount															$ 130,016						$ 78,010
Debt instrument, annual interest rate, effective percentage															11.00%
Debt instrument, maturity date range, start															Nov. 22, 2023
Debt instrument convertible stock price																				75.00%
Repayments of Debt																				$ 26,003
20% Senior Secured Promissory Note [Member] | Seven Knots LLC [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage											20.00%
Debt instrument face amount											$ 60,000
Debt instrument, annual interest rate, effective percentage											10.00%
Debt instrument, maturity date range, start											Apr. 16, 2024
Debt instrument convertible stock price											90.00%
Debt instrument, convertible, conversion price											$ 0.015
20% Senior Secured Promissory Note [Member] | Sikka Note [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date range, start								May 31, 2024
20% Senior Secured Promissory Note [Member] | Sikka Note [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage								20.00%
Debt instrument face amount								$ 120,000
Debt instrument, annual interest rate, effective percentage								10.00%
Debt instrument convertible stock price								90.00%
Debt instrument, convertible, conversion price								$ 0.015
20% Senior Secured Promissory Note [Member] | Miller Note [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date range, start								May 31, 2024
20% Senior Secured Promissory Note [Member] | Miller Note [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage								20.00%
Debt instrument face amount								$ 60,000
Debt instrument, annual interest rate, effective percentage								10.00%
Debt instrument convertible stock price								90.00%
Debt instrument repaid principal																	$ 0
Debt instrument, convertible, conversion price								$ 0.015
20% Senior Secured Promissory Note [Member] | Calvary Fund Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage	20.00%
Debt instrument, annual interest rate, effective percentage																						10.00%
Debt instrument, maturity date range, start	May 19, 2024
Debt instrument, maturity date range, end	Aug. 07, 2024
20% Senior Secured Promissory Note [Member] | Calvary Fund Bridge Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	$ 141,000
20% Senior Secured Promissory Note [Member] | Calvary Fund Bridge Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	$ 400,000
20% Senior Secured Promissory Note [Member] | Evergreen Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage						20.00%
Debt instrument, annual interest rate, effective percentage						10.00%
Debt instrument, maturity date range, start						May 19, 2024
Debt instrument, maturity date range, end						Jul. 07, 2024
20% Senior Secured Promissory Note [Member] | Evergreen Bridge Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 141,000
20% Senior Secured Promissory Note [Member] | Evergreen Bridge Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 400,000
20% Senior Secured Promissory Note [Member] | Keystone Capital Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date range, start				Jul. 20, 2024
20% Senior Secured Promissory Note [Member] | Keystone Capital Bridge Notes [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage				20.00%
Debt instrument face amount				$ 70,500
Debt instrument, annual interest rate, effective percentage				10.00%
20% Senior Secured Promissory Note [Member] | Seven Knots Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage				20.00%
Debt instrument face amount				$ 70,500
Debt instrument, annual interest rate, effective percentage				10.00%
Debt instrument, maturity date range, start				Jul. 20, 2024
20% Senior Secured Promissory Note [Member] | Individual Two Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage			20.00%
Debt instrument face amount			$ 300,000
Debt instrument, annual interest rate, effective percentage			10.00%
Debt instrument, maturity date range, start			Jul. 20, 2024
20% Senior Secured Promissory Note [Member] | Individual Three Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage			20.00%
Debt instrument face amount			$ 30,000
Debt instrument, annual interest rate, effective percentage			10.00%
Debt instrument, maturity date range, start			Jul. 24, 2024
20% Senior Secured Promissory Note [Member] | Individual Four Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage			20.00%
Debt instrument face amount			$ 180,000
Debt instrument, annual interest rate, effective percentage			10.00%
Debt instrument, maturity date range, start			Jul. 24, 2024
20% Senior Secured Promissory Note [Member] | Individual Five Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage		20.00%
Debt instrument face amount		$ 600,000
Debt instrument, annual interest rate, effective percentage		10.00%
Debt instrument, maturity date range, start		Jul. 28, 2024
20% Senior Secured Promissory Note [Member] | Miller Bridge Notes [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage			20.00%
Debt instrument face amount			$ 240,000
Debt instrument, annual interest rate, effective percentage			10.00%
Debt instrument, maturity date range, start			Jun. 13, 2024
Debt instrument, maturity date range, end			Jul. 24, 2024
20% Senior Secured Promissory Note [Member] | Titan Five Bridge Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage							20.00%
Debt instrument face amount							$ 120,000
Debt instrument, annual interest rate, effective percentage							10.00%
Debt instrument, maturity date range, start							Jun. 13, 2024